Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of investments accounted for under equity method
Equity method investments:

	As of December 31,
	2019	2020
	RMB	RMB

Hangzhou Aijidi Culture Creation Co., Ltd. (“Aijidi”)	4,090,990	5,960,527
Chongqing Yuwan Network Media Co., Ltd. (“Chongqing Yuwan”)	9,721,472	11,944,122
Hunan Yuyou Starfire Culture Media Co., Ltd. (“Yuyou Starfire”) (1)	15,139,902	—
Wuhan Shayu Network Technology Co., Ltd. (“Shayu”) (2)	—	184,555,328
Wuhan DouYu entertainment equity investment LLP. (“DouYu LLP”) (3)	—	10,007,084
Others (4)	3,849,736	—

	32,802,100	212,467,061

(1)
In 2018, the Group formed Yuyou Starfire with unrelated third party investors and contributed RMB15,000,000 for a 30%
equity interest in the company. In November 2020, the Group lost significant influence over Yuyou Starfire and reclassified this investment with a carrying amount of

RMB15,274,909
to equity securities without readily determinable fair values.

(2)
In 2016, the Group invested RMB10 million for 8.5% equity interest in Shayu, a live streaming platform in the PRC
, and
accounted for this investment as an equity security without a readily determinable fair value. In May 2020, the Group completed the following transactions with respect to its investment in Shayu:

•
The Group acquired 19.125% equity interest in Shayu from Mr. Chen Shaojie, the Group’s CEO and shareholder for a cash consideration of RMB24,850,000. The purchase price paid by the Group was below fair value of the acquired equity interest, which is determined to be RMB43,617,750 by the Group with the assistance of an independent valuer. The excess amount of RMB18,767,750 between the fair value of the equity interest acquired in Shayu over the price paid is accounted as contribution from shareholder in the combined and consolidated
statement of change in shareholders’ equity.

•
The Company injected cash of RMB80,000,000 and its holding of 100% equity interest in Chengdu Shuangsi Culture Broadcasting Co., Ltd (“Shuangsi”) with a fair value determined to be RMB54,391,900 into Shayu, in exchange for 8.309% of newly issued equity interest in Shayu. Shuangsi ceased to be a subsidiary of the Group and a gain on disposal of subsidiary in the amount of RMB23,525,694 was recognized in the combined and consolidated statement of comprehensive income, representing the difference between the fair value of Shuangsi and its carrying value at the date of the transaction.

Upon the completion of these transactions, the Group has 35.084% equity interest of Shayu and accounts for its investment in Shayu under the equity method.

(3)	In September 2020, the Group injected cash of RMB10,000,000 in DouYu LLP, an equity fund, for 99.99% limited partnership.
(4)
In 2018, the Group made investments in four talent agencies with aggregate cash consideration of RMB3,600,000, none of which was individually material. As of December 31, 2020, the Group no longer has significant influence over these investees, and therefore these equity investments with carrying amount of RMB4,077,376 were reclassified as equity securities without readily determinable fair values.

During the years ended 2018, 2019 and 2020, the Group recorded impairment of RMB15,166,140,

RMB20,872,725 and nil, respectively.

Schedule of investments accounted for under equity securities without readily determinable fair values
Equity securities without readily determinable fair values:

	As of December 31,
	2019	2020
	RMB	RMB

Content producers	123,629,785	196,465,009
Technology and software companies	59,102,000	49,102,000
Others	10,000,000	42,624,500

	192,731,785	288,191,509

Equity securities without readily determinable fair value were accounted as cost method investments prior to adopting ASC321, on
January

1, 2019.
For years ended 2018, 2019 and 2020, nil,
nil
and RMB
28,088,491
impairment were recorded and an upward adjustments of
 nil
,

RMB
1,796,000
and RMB
8,571,429
as result of observable price change for the identical or similar investment of the same investees was recognized in other expenses, net.